CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Comprehensive Income (Loss) [Member]
Balances at Dec. 31, 2013	$ 269,091,967	$ 5,930	$ 126,329,321	$ 142,270,385	$ 486,331
Balances (in shares) at Dec. 31, 2013		59,306,824
Ordinary shares repurchased and retired	(4,193,554)	(142)	(4,193,412)	0	0
Ordinary shares repurchased and retired (in shares)		(1,415,300)
Net loss	(53,535,956)	0	0	(53,535,956)	0
Foreign currency translation adjustment	81,705	0	0	0	81,705
Balances at Jun. 30, 2014	$ 211,444,162	$ 5,788	$ 122,135,909	$ 88,734,429	$ 568,036
Balances (in shares) at Jun. 30, 2014		57,891,524